Benefit Plans (Amounts Recorded in Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net losses	$ (3,893)	$ (2,991)	$ (1,939)
Prior service cost	(53)	(67)	(58)
Net transition obligation	(7)	(8)	(9)
Deferred income taxes	588	481	356
Amounts to be amortized	(3,365)	(2,585)	(1,650)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(3,199)	(2,401)	(1,425)
Prior service cost	(60)	(70)	(62)
Net transition obligation	(7)	(8)	(9)
Deferred income taxes	377	299	199
Amounts to be amortized	(2,889)	(2,180)	(1,297)
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(82)	(54)	(46)
Prior service cost	7	3	4
Net transition obligation	0		0
Deferred income taxes	26	19	15
Amounts to be amortized	(49)	(32)	(27)
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(612)	(536)	(468)
Prior service cost	0		0
Net transition obligation	0		0
Deferred income taxes	185	163	142
Amounts to be amortized	$ (427)	$ (373)	$ (326)